IMPAIRMENT REVERSAL OF FINANCIAL ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets	€ 20	€ 22,696
Reversal of receivables from the Silicon Group
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets		21,375
Reversal of impairment of shareholder loan (included in trade and other receivables)
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets		1,418
Other
(REVERSAL OF) IMPAIRMENT OF FINANCIAL ASSETS
(Impairment) / Reversal on impairment on financial assets	€ 20	€ (97)